Notes payable - Notes payable with Third Parties (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 18, 2020	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Accretion expense for the year ended (Note 17)		$ 2,480
Interest expense		1,300	$ 1,901
Amended Loan Agreement
Disclosure of detailed information about borrowings [line items]
Accretion expense for the year ended (Note 17)		$ 111	$ 512
Gain on debt restructuring				$ 1,145
Meta Growth Corp. | Notes payable
Disclosure of detailed information about borrowings [line items]
Notes payable valued at the acquisition date	$ 12,783
Term of loan	2 years
Interest rate	14.00%